Schedule of Property and Equipment (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Gross Total	$ 1,490,224	$ 1,452,611
Less: Accumulated depreciation and amortization	(479,489)	(361,098)
Less: Written off	(12,446)
Foreign exchange translation	65,134	29,230
Total	1,063,423	1,120,743
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Gross Total	20,405	19,895
Software Development [Member]
Property, Plant and Equipment [Line Items]
Gross Total	71,062	69,298
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Gross Total	21,736	21,187
Renovation [Member]
Property, Plant and Equipment [Line Items]
Gross Total	21,300	20,761
Space Component [Member]
Property, Plant and Equipment [Line Items]
Gross Total	911,486	888,458
Ground Component [Member]
Property, Plant and Equipment [Line Items]
Gross Total	36,596	35,671
Ground Component Under Construction [Member]
Property, Plant and Equipment [Line Items]
Gross Total	$ 407,639	$ 397,341